Exhibit 99.1

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 05-27-2012	PAGE 1

A. DATES

					Begin	End	# days
1	Determination Date					6/18/2012
2	Payment Date					6/20/2012
3	Collection Period				4/29/2012	5/27/2012	29
4	Monthly Interest Period- Actual				5/21/2012	6/19/2012	30
5	Monthly Interest- Scheduled						30

B. SUMMARY
		Initial Balance	Beginning Balance	Principal Payment		Ending Balance	Note Factor
				1st Priority	Regular
6	Class A-1 Notes	213,000,000.00	16,722,203.00	—	16,722,203.00	—	—
7	Class A-2 Notes	360,000,000.00	360,000,000.00	—	11,070,688.78	348,929,311.22	0.9692481
8	Class A-3 Notes	335,000,000.00	335,000,000.00	—	—	335,000,000.00	1.0000000
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$803,722,203.00	$—	$27,792,891.78	$775,929,311.22

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$1,018,009,819.86			$990,216,928.08

13	NPV Lease Payments Receivable	512,808,838.38	359,966,111.01			339,612,517.72
14	NPV Base Residual	677,677,921.98	658,043,708.85			650,604,410.36

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.46125%	6,427.60	0.0301765	16,728,630.59	78.5381718
16	Class A-2 Notes		1.00000%	300,000.00	0.8333333	11,370,688.78	31.5852466
17	Class A-3 Notes		1.20000%	335,000.00	1.0000000	335,000.00	1.0000000
18	Class A-4 Notes		1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			747,994.26		28,540,886.04

C. COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						18,624,913.85
20	Pull Ahead Waived Payments						5,990.97
21	Sales Proceeds - Early Terminations						15,407,226.59
22	Sales Proceeds - Scheduled Terminations						966,826.22
23	Security Deposits for Terminated Accounts						13,999.00
24	Excess Wear and Tear Received						3,500.20
25	Excess Mileage Charges Received						38,338.51
26	Other Recoveries Received						4,118.76

27	Subtotal: Total Collections						35,064,914.10

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						5,536.19

31	Total Available Funds, prior to Servicer Advances						35,070,450.29

32	Servicer Advance						—

33	Total Available Funds						35,070,450.29

34	Reserve Account Draw						—

35	Available for Distribution						35,070,450.29

D. DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						848,341.52
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						747,994.26
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					33,469,114.51
49	Regular Principal Distribution Amount					27,792,891.78
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						27,792,891.78
51	Other Amounts paid to Trustees						—

52	Remaining Available Funds						5,676,222.73

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-27-2012			PAGE 2

E. CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		803,722,203.00
55	Less: Aggregate Securitization Value (End of Collection Period)		(990,216,928.08)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		803,722,203.00
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(775,929,311.22)

61	Regular Principal Distribution Amount		27,792,891.78

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		990,216,928.08
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)		(214,287,616.86)

65	Targeted Note Balance		775,929,311.22

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		35,070,450.29
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		848,341.52
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		747,994.26
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		33,469,114.51
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		33,469,114.51

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,433.80
85	Initial Reserve Account Balance		5,952,433.80

86	Beginning Reserve Account Balance		5,952,433.80
87	Plus: Net Investment Income for the Collection Period		774.67

88	Subtotal: Reserve Fund Available for Distribution		5,953,208.47
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,953,208.47
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		774.67

93	Equals: Ending Reserve Account Balance		5,952,433.80

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	59	934,947.75
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(967,326.22)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(360.00)
99	Less: Excess Wear and Tear Received		(3,500.20)
100	Less: Excess Mileage Received		(38,338.51)

101	Current Period Net Residual Losses/(Gains)	59	(74,577.18)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	34	(266,230.94)
104	Current Period Net Residual Losses (Item 101)	59	(74,577.18)

105	Ending Cumulative Net Residual Losses	93	(340,808.12)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.03%

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-27-2012					PAGE 3

G. POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,486,760	990,216,928
109	Aggregate Base Residual Value			797,991,518	731,459,295
110	Number of Current Contracts			50,109	45,783
111	Weighted Average Lease Rate			3.10%	3.06%
112	Average Remaining Term			27.5	20.2
113	Average Original Term			39.1	39.1
114	Proportion of Base Prepayment Assumption Realized				152.95%
115	Actual Monthly Prepayment Speed				1.10%
116	Turn-in Ratio on Scheduled Terminations				77.97%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		46,587	1,107,684,951	1,018,009,820
118	Depreciation/Payments			(17,156,561)	(12,391,806)
119	Gross Credit Losses		(25)	(569,816)	(579,764)
120	Early Terminations - Regular		(715)	(14,862,579)	(13,823,431)
121	Early Terminations - Lease Pull Aheads		(5)	(68,063)	(62,943)
122	Scheduled Terminations - Returned to VCI	726,172	(46)	(728,316)	(708,583)
123	Scheduled Terminations - Purchased	241,154	(13)	(242,832)	(226,365)

124	Pool Balance - End of Period		45,783	1,074,056,784	990,216,928

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		45,399	981,857,171	99.16%
127	31 - 90 Days Delinquent		346	7,492,873	0.76%
128	91+ Days Delinquent		38	866,884	0.09%

129	Total		45,783	990,216,928	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			25	579,764
132	Aggregate Liquidation Proceeds on charged-off units				(381,823)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				—

136	Current Period Aggregate Net Credit Losses/(Gains)			25	197,942

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			93	514,378
139	Current Period Net Credit Losses (Item 136)			25	197,942

140	Ending Cumulative Net Credit Losses			118	712,319

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.06%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				35
144	61 - 120 Days since Contract Maturity				—
145	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2011-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-27-2012	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction(1)
7/20/2012	14,269,830
8/20/2012	18,336,061
9/20/2012	20,893,139
10/20/2012	20,623,621
11/20/2012	23,878,324
12/20/2012	25,908,981
1/20/2013	20,500,490
2/20/2013	18,792,727
3/20/2013	28,073,528
4/20/2013	37,749,300
5/20/2013	41,696,675
6/20/2013	33,678,360
7/20/2013	33,561,586
8/20/2013	34,327,833
9/20/2013	35,001,450
10/20/2013	39,680,701
11/20/2013	37,811,487
12/20/2013	40,058,658
1/20/2014	39,322,074
2/20/2014	42,292,669
3/20/2014	37,074,058
4/20/2014	35,303,124
5/20/2014	32,933,341
6/20/2014	33,540,920
7/20/2014	34,589,853
8/20/2014	32,013,242
9/20/2014	17,818,875
10/20/2014	21,040,791
11/20/2014	20,168,887
12/20/2014	25,671,629
1/20/2015	27,252,335
2/20/2015	9,454,305
3/20/2015	8,306,435
4/20/2015	8,663,825
5/20/2015	5,288,647
6/20/2015	6,291,707
7/20/2015	6,540,364
8/20/2015	6,320,178
9/20/2015	7,208,207
10/20/2015	6,472,789
11/20/2015	1,790,494
12/20/2015	14,288
1/20/2016	569
2/20/2016	572
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—

Total:	990,216,928

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month